Business Combination - Number of Shares of Allurion Common Stock Outstanding (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination	2,574,783	1,907,529	1,892,058	1,083,196
Legacy Allurion Equityholders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			1,115,896
CPUH Stockholders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			206,628
Shares Issued to PIPE Investors
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			215,468
Shares issued to RTW and Fortress
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			76,000
Shares Issued to Convertible Note Holders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			132,049
CPUH Sponsor Shares
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			130,509
Side Letter Termination Shares
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			15,508